Investments in Companies Accounted for at Equity Method (Details) - Schedule of changes in the carrying amount of the company’s investment in TSG - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of changes in the carrying amount of the company’s investment in TSG [Abstract]
TSG (Joint venture)	$ 27,633	$ 27,165
Other investments	1,267	1,146
Total	$ 28,900	$ 28,311